NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2018
Newbuildings [Abstract]
Newbuilings

(in thousands of $)
Balance at December 31, 2017	105,727
Installments and newbuilding supervision fees	147,854
Transfers to Vessels and Equipment	(253,581)
Balance at June 30, 2018	—